TFA TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 54.02%

Asset Allocation Fund - 1.36%
SPDR Bloomberg Convertible Securities ETF	4,570	$351,661

Debt Funds - 52.66%
First Trust Exchange Traded Fund IV - SSI Strategic Convertible Securities ETF	16,328	632,710
FolioBeyond Rising Rates ETF	9,690	289,731
Invesco Senior Loan ETF	3,500	76,195
iShares 0-5 Year TIPS Bond ETF	3,120	327,413
iShares 1-3 Year Treasury Bond ETF	15,850	1,321,098
iShares Agency Bond ETF	6,060	680,538
iShares Core U.S. Aggregate Bond ETF	11,930	1,277,703
iShares Interest Rate Hedged Corporate Bond ETF	6,748	631,140
iShares Short Treasury Bond ETF	5,600	617,400
iShares TIPS Bond ETF	22,650	2,821,511
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF (d)	10,000	517,200
PGIM Ultra Short Bond ETF (d)	31,000	1,525,510
ProShares Short 20+ Year Treasury (a)	36,923	653,168
ProShares Short 7-10 Treasury (a)	41,210	1,065,279
ProShares UltraShort 20+ Year Treasury (a)	51,730	1,059,430
SPDR Bloomberg Short Term High Yield Bond ETF	5,850	153,504
WisdomTree Floating Rate Treasury Fund	1	25
		13,649,555

TOTAL EXCHANGE-TRADED FUNDS (Cost $14,208,400)		14,001,216

OPTIONS PURCHASED - 0.52%

		Notional	Exercise
CALL OPTIONS PURCHASED - 0.52%	Contracts [1]	Amount	Price	Expiration	Value
SPDR S&P 500 ETF Trust	15	$682,500	$455.00	5/20/2022	16,425
SPDR S&P 500 ETF Trust	10	434,000	434.00	6/17/2022	29,445
SPDR S&P 500 ETF Trust	20	886,000	443.00	7/15/2022	56,000
SPDR S&P 500 ETF Trust	10	442,000	442.00	9/16/2022	32,285
TOTAL CALL OPTIONS PURCHASED (Cost $130,807)					134,155

TOTAL OPTIONS PURCHASED (Cost $130,807)					134,155

SHORT-TERM INVESTMENTS - 26.16%
Fidelity Government Portfolio - Institutional Class, 0.12% (b)				495	495
First American Treasury Obligations Fund - Institutional Class, 0.22% (b)				6,781,457	6,781,457

TOTAL SHORT-TERM INVESTMENTS (Cost $6,781,952)					6,781,952

TFA TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

Value

TOTAL INVESTMENTS, AT VALUE (Cost $21,121,159) - 80.70%	$20,917,323

OPTIONS WRITTEN, AT VALUE (Premiums $123,690) - (0.29)% (c)	(74,200)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 19.59%	5,077,313

NET ASSETS - 100%	$25,920,436

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at March 31, 2022, is subject to change and resets daily.

(c) Please refer to the Schedule of Options Written for details of options written.

(d) All or a portion of the security is held as collateral for written options.

1 Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

TFA TACTICAL INCOME FUND

SCHEDULE OF OPTIONS WRITTEN

March 31, 2022 (Unaudited)

OPTIONS WRITTEN - (0.29)%

		Notional	Exercise
CALL OPTIONS WRITTEN - (0.03)%	Contracts [1]	Amount	Price	Expiration	Value

SPDR S&P 500 ETF Trust	10	$484,000	$484.00	6/17/2022	$2,540
SPDR S&P 500 ETF Trust	10	500,000	500.00	9/16/2002	4,110

TOTAL CALL OPTIONS WRITTEN (Premiums $10,909)					6,650

PUT OPTIONS WRITTEN - (0.26)%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Value

SPDR S&P 500 ETF Trust	20	886,000	443.00	7/15/2022	31,880
SPDR S&P 500 ETF Trust	15	682,500	455.00	5/20/2022	19,050
SPDR S&P 500 ETF Trust	10	403,000	403.00	6/17/2022	4,950
SPDR S&P 500 ETF Trust	10	400,000	400.00	9/16/2022	11,670

TOTAL PUT OPTIONS WRITTEN (Premiums $112,781)					67,550

TOTAL OPTIONS WRITTEN (Premiums $123,690)					$74,200

1 Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCK - 2.08%

Auto Manufacturers - 0.06%
General Motors Co. (a)	449	$19,639

Banks - 0.09%
Bank OZK	675	28,823

Commercial Services - 0.07%
Global Payments, Inc.	168	22,989

Computers - 0.22%
Apple, Inc.	416	72,638

Diversified Financial Services 0.10%
Intercontinental Exchange, Inc.	247	32,634

Healthcare-Products - 0.08%
ResMed, Inc.	103	24,979

Insurance - 0.15%
Berkshire Hathaway, Inc. - Class B (a)	139	49,055

Internet - 0.38%
Alphabet, Inc. - Class A (a)	17	47,283
Amazon.com, Inc. (a)	14	45,639
Meta Platforms, Inc. - Class A (a)	143	31,797
		124,719
Oil & Gas - 0.07%
Ovintiv, Inc.	436	23,575

Pharmaceuticals - 0.08%
Johnson & Johnson	141	24,989

REITS - 0.08%
Simon Property Group, Inc.	205	26,970

Retail - 0.24%
Costco Wholesale Corp	40	23,034
Starbucks Corp.	254	23,106
Walmart Inc	208	30,975
		77,115
Semiconductors - 0.15%
Microchip Technology, Inc.	299	22,467
NVIDIA Corp.	97	26,467
		48,934
Software - 0.31%
Adobe, Inc. (a)	81	36,905
Microsoft Corp.	205	63,203
		100,108

TOTAL COMMON STOCK (Cost $550,182)		677,167

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS - 93.13%	Shares	Value

Alternative Fund - 0.05%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	350	$17,741

Asset Allocation Fund - 38.52%
HCM Defender 100 Index ETF (a)	145,756	6,937,986
HCM Defender 500 Index ETF	135,157	5,618,314
		12,556,300
Commodities Fund - 0.17%
Invesco DB Commodity Index Tracking Fund (a)	780	20,327
iShares S&P GSCI Commodity Indexed Trust (a)	1,479	33,499
		53,826
Debt Funds - 38.47%
First Trust Enhanced Short Maturity ETF	1,324	78,818
First Trust Exchange Traded Fund IV - SSI Strategic Convertible Securities ETF	4,111	159,301
iShares Convertible Bond ETF	39,801	3,316,219
iShares Core U.S. Aggregate Bond ETF	310	33,201
iShares Interest Rate Hedged Corporate Bond ETF	1,701	159,095
iShares TIPS Bond ETF	1,340	166,924
PGIM Ultra Short Bond ETF (d)	20,000	984,200
ProShares Short 20+ Year Treasury (a)	9,303	164,570
SPDR Bloomberg 1-3 Month T-Bill ETF (a)	75,505	6,903,422
Vanguard Long-Term Bond ETF	110	10,086
Vanguard Short-Term Bond ETF	240	18,696
Vanguard Short-Term Corporate Bond ETF	5,500	429,495
Vanguard Total Bond Market ETF	990	78,745
Vanguard Total International Bond ETF	670	35,135
		12,537,907
Equity Funds - 15.92%
First Trust Exchange-Traded Fund VI-First Trust Dorsey Wright DALI 1 ETF	1,206	32,502
FlexShares Global Upstream Natural Resources Index Fund	665	31,142
Inspire Faithward Large Cap Momentum ESG ETF	1,218	33,240
Invesco DWA Utilities Momentum ETF	653	23,998
Invesco S&P 500 Equal Weight Energy ETF	178	11,988
Invesco S&P 500 Equal Weight Real Estate ETF	791	32,051
iShares MSCI Global Gold Miners ETF	1,143	35,490
iShares MSCI USA Min Vol Factor ETF	416	32,269
iShares S&P 500 Value ETF	340	52,945
iShares U.S. Energy ETF	343	14,036
John Hancock Multifactor Energy ETF	389	12,144
ProShares Ultra Dow30	460	33,925
ProShares Ultra QQQ (a)	960	69,043
ProShares Ultra S&P500	510	33,461
Vanguard FTSE All-World ex-US ETF	860	49,527
Vanguard FTSE Developed Markets ETF	710	34,101
Vanguard FTSE Emerging Markets ETF	520	23,988
Vanguard Growth ETF	80	23,008
Vanguard Large-Cap ETF	120	25,019
Vanguard Mega Cap Growth ETF	18,134	4,268,744
Vanguard Mid-Cap ETF	160	38,054
Vanguard Real Estate ETF	90	9,753
Vanguard Russell 2000 ETF	140	11,599
Vanguard Total Stock Market ETF	1,010	229,947
Vanguard Value ETF	190	28,078
		5,190,052

TOTAL EXCHANGE-TRADED FUNDS (Cost $31,859,116)		30,355,826

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

OPTIONS PURCHASED - 0.47%

CALL OPTIONS PURCHASED - 0.42%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value
SPDR S&P 500 ETF Trust	15	$652,500	$435.00	6/17/2022	$43,560
SPDR S&P 500 ETF Trust	10	440,000	440.00	6/17/2022	25,150
SPDR S&P 500 ETF Trust	10	467,000	467.00	9/16/2022	16,400
SPDR S&P 500 ETF Trust	10	425,000	425.00	12/16/2022	52,540
TOTAL CALL OPTIONS PURCHASED (Cost $131,167)					137,650

PUT OPTIONS PURCHASED - 0.05%
SPDR S&P 500 ETF Trust	10	415,000	415.00	9/16/2022	14,500

TOTAL PUT OPTIONS PURCHASED (Cost $17,020)					14,500

TOTAL OPTIONS PURCHASED (Cost $148,187)					152,150

SHORT-TERM INVESTMENTS - 4.70%
Fidelity Government Portfolio - Institutional Class, 0.12% (b)				25	25
First American Treasury Obligations Fund - Institutional Class, 0.22% (b)				1,532,083	1,532,083

TOTAL SHORT-TERM INVESTMENTS (Cost $1,532,108)					1,532,108

TOTAL INVESTMENTS, AT VALUE (Cost $34,089,593) - 100.38%					$32,717,251

OPTIONS WRITTEN, AT VALUE (Premiums $129,527) - (0.24)% (c)					(79,010)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.14)%					(43,574)

NET ASSETS - 100%					$32,594,667

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day effective yield at March 31, 2022, is subject to change and resets daily.

(c)	Please refer to the Schedule of Options Written for details of options written.

(d)	All or a portion of the security is held as collateral for written options.

[1]	Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF OPTIONS WRITTEN

March 31, 2022 (Unaudited)

OPTIONS WRITTEN - (0.24)%

CALL OPTIONS WRITTEN - (0.06)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value

SPDR S&P 500 ETF Trust	15	$727,500	$485.00	6/17/2022	$3,750
SPDR S&P 500 ETF Trust	10	502,000	502.00	9/16/2022	3,840
SPDR S&P 500 ETF Trust	10	490,000	490.00	12/16/2022	13,560

TOTAL CALL OPTIONS WRITTEN (Premiums $27,588)					21,150

PUT OPTIONS WRITTEN - (0.18)% (continued)

	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value

SPDR S&P 500 ETF Trust	15	585,000	390.00	6/17/2022	6,000
SPDR S&P 500 ETF Trust	10	432,000	432.00	6/17/2022	10,240
SPDR S&P 500 ETF Trust	10	467,000	467.00	9/16/2022	30,310
SPDR S&P 500 ETF Trust	10	375,000	375.00	12/16/2022	11,310

TOTAL PUT OPTIONS WRITTEN (Premiums $101,939)					57,860

TOTAL OPTIONS WRITTEN (Premiums $129,527)					$79,010

[1]	Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

COMMON STOCK - 9.86%	Shares	Value

Auto Manufacturers - 0.26%
General Motors Co. (a)	3,239	$141,673

Banks - 0.37%
Bank OZK	4,865	207,736

Commercial Services - 0.30%
Global Payments, Inc.	1,212	165,850

Computers - 1.14%
Accenture PLC - Class A - Ireland	160	53,957
Apple, Inc.	3,318	579,356
		633,313
Diversified Financial Services - 0.52%
Intercontinental Exchange, Inc.	1,784	235,702
Nasdaq, Inc.	310	55,242
		290,944
Healthcare-Products - 0.42%
ResMed, Inc.	744	180,427
Thermo Fisher Scientific, Inc.	90	53,159
		233,586
Healthcare-Services - 0.10%
UnitedHealth Group, Inc.	110	56,097

Insurance - 0.64%
Berkshire Hathaway, Inc. - Class B (a)	1,003	353,969

Internet - 1.70%
Airbnb, Inc. - Class A (a)	310	53,246
Alphabet, Inc. - Class A (a)	120	333,762
Amazon.com, Inc. (a)	101	329,255
Meta Platforms, Inc. - Class A (a)	1,029	228,808
		945,071
Oil & Gas - 0.31%
Ovintiv, Inc.	3,142	169,888

Pharmaceuticals - 0.44%
Eli Lilly & Co.	230	65,865
Johnson & Johnson	1,015	179,889
		245,754
REITS - 0.35%
Simon Property Group, Inc.	1,477	194,314

Retail - 0.99%
Costco Wholesale Corp	285	164,117
Starbucks Corp.	1,821	165,656
Walmart Inc	1,499	223,231
		553,004
Semiconductors - 0.74%
Microchip Technology, Inc.	2,153	161,776
NVIDIA Corp.	922	251,577
		413,353

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

COMMON STOCK - 9.86% (continued)	Shares	Value

Software - 1.48%
Adobe, Inc. (a)	688	313,467
Microsoft Corp.	1,655	510,253
		823,720
Transportation - 0.10%
JB Hunt Transport Services, Inc.	280	56,221

TOTAL COMMON STOCK (Cost $4,621,686)		5,484,493

EXCHANGE-TRADED FUNDS - 76.99%

Alternative Fund - 0.39%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	4,250	215,432

Asset Allocation Fund - 7.88%
HCM Defender 100 Index ETF (a)	49,239	2,343,776
HCM Defender 500 Index ETF	49,025	2,037,910
		4,381,686
Commodities Fund - 0.64%
Invesco DB Commodity Index Tracking Fund (a)	10,360	269,982
iShares S&P GSCI Commodity Indexed Trust (a)	3,854	87,293
		357,275
Debt Funds - 36.16%
First Trust Enhanced Short Maturity ETF	3,204	190,734
First Trust Exchange Traded Fund IV - SSI Strategic Convertible Securities ETF	9,946	385,408
iShares Core U.S. Aggregate Bond ETF	4,320	462,672
iShares Interest Rate Hedged Corporate Bond ETF	4,000	374,120
iShares TIPS Bond ETF	4,180	520,703
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF (d)	64,261	3,323,579
PGIM Ultra Short Bond ETF (d)	72,000	3,543,120
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	34,149	3,420,364
ProShares Short 20+ Year Treasury (a)	22,506	398,131
SPDR Bloomberg 1-3 Month T-Bill ETF (a)	44,574	4,075,401
Vanguard Short-Term Corporate Bond ETF	41,400	3,232,926
Vanguard Total Bond Market ETF	2,350	186,919
		20,114,077

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS - 76.99% (continued)	Shares	Value

Equity Funds - 31.92%
Communication Services Select Sector SPDR Fund	1,430	98,355
Consumer Discretionary Select Sector SPDR Fund	660	122,100
Consumer Staples Select Sector SPDR Fund	730	55,400
Energy Select Sector SPDR Fund	2,200	168,168
Financial Select Sector SPDR Fund	5,610	214,975
First Trust Exchange-Traded Fund VI-First Trust Dorsey Wright DALI 1 ETF	2,238	60,314
FlexShares Global Upstream Natural Resources Index Fund	1,254	58,725
Health Care Select Sector SPDR Fund	760	104,112
Industrial Select Sector SPDR Fund	880	90,622
Inspire Faithward Large Cap Momentum ESG ETF	2,946	80,398
Invesco DWA Utilities Momentum ETF	1,576	57,918
Invesco S&P 500 Equal Weight Energy ETF	430	28,961
Invesco S&P 500 Equal Weight ETF	3,370	531,483
Invesco S&P 500 Equal Weight Real Estate ETF	1,913	77,515
iShares MSCI Global Gold Miners ETF	2,760	85,698
iShares MSCI USA Min Vol Factor ETF	1,007	78,113
iShares S&P 500 Value ETF	6,030	938,992
iShares U.S. Energy ETF	683	27,948
John Hancock Multifactor Energy ETF	939	29,315
ProShares Ultra Dow30	8,920	657,850
ProShares Ultra QQQ (a)	18,380	1,321,890
ProShares Ultra S&P500	58,268	3,822,963
SPDR S&P 500 ETF Trust	2,000	903,280
Technology Select Sector SPDR Fund	2,330	370,307
VanEck Semiconductor ETF	190	51,260
Vanguard FTSE All-World ex-US ETF	18,740	1,079,237
Vanguard FTSE Developed Markets ETF	9,520	457,246
Vanguard FTSE Emerging Markets ETF	9,980	460,377
Vanguard Growth ETF	1,800	517,680
Vanguard Large-Cap ETF	2,650	552,499
Vanguard Mid-Cap ETF	3,260	775,358
Vanguard Russell 2000 ETF	4,464	369,842
Vanguard Total Stock Market ETF	13,090	2,980,200
Vanguard Value ETF	3,560	526,097
		17,755,198

TOTAL EXCHANGE-TRADED FUNDS (Cost $43,025,976)		42,823,668

OPTIONS PURCHASED - 1.82%

CALL OPTIONS PURCHASED - 1.74%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value
Invesco QQQ Trust Unit Series 1	10	$325,000	$325.00	12/16/2022	58,200
SPDR S&P 500 ETF Trust	30	1,269,000	423.00	6/17/2022	114,810
SPDR S&P 500 ETF Trust	20	848,000	424.00	6/17/2022	74,890
SPDR S&P 500 ETF Trust	20	868,000	434.00	6/17/2022	58,890
SPDR S&P 500 ETF Trust	35	1,638,000	468.00	6/17/2022	28,525
SPDR S&P 500 ETF Trust	23	995,900	433.00	9/16/2022	89,091
SPDR S&P 500 ETF Trust	20	868,000	434.00	9/16/2022	76,000
SPDR S&P 500 ETF Trust	15	652,500	435.00	9/16/2022	55,912
SPDR S&P 500 ETF Trust	45	1,975,500	439.00	9/16/2022	167,400
SPDR S&P 500 ETF Trust	20	940,000	470.00	9/16/2022	29,640
SPDR S&P 500 ETF Trust	50	2,200,000	440.00	12/16/2022	216,050

TOTAL CALL OPTIONS PURCHASED (Cost $873,068)					969,408

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

OPTIONS PURCHASED - 1.82% (continued)

PUT OPTIONS PURCHASED - 0.08%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value
SPDR S&P 500 ETF Trust	15	$615,000	$410.00	6/17/2022	$9,165
SPDR S&P 500 ETF Trust	20	830,000	415.00	6/17/2022	13,420
SPDR S&P 500 ETF Trust	20	868,000	434.00	6/30/2022	21,820

TOTAL PUT OPTIONS PURCHASED (Cost $65,866)					44,405

TOTAL OPTIONS PURCHASED (Cost 938,934)					1,013,813

SHORT-TERM INVESTMENTS - 14.58%	Shares
Fidelity Government Portfolio - Institutional Class, 0.12% (b)	738	738
First American Treasury Obligations Fund - Institutional Class, 0.22% (b)	8,106,706	8,106,706

TOTAL SHORT-TERM INVESTMENTS (Cost $8,107,444)		8,107,444

Value

TOTAL INVESTMENTS, AT VALUE (Cost $56,694,040) - 103.25%	$57,429,418

OPTIONS WRITTEN, AT VALUE (Premiums $805,803) - (0.82)% (c)	(456,089)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.43)%	(1,353,520)

NET ASSETS - 100%	$55,619,809

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day effective yield at March 31, 2022, is subject to change and resets daily.

(c)	Please refer to the Schedule of Options Written for details of options written.

(d)	All or a portion of the security is held as collateral for written options.

[1]	Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF OPTIONS WRITTEN

March 31, 2022 (Unaudited)

OPTIONS WRITTEN - (0.82)%

CALL OPTIONS WRITTEN - (0.12)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value

Invesco QQQ Trust Unit Series 1	10	$410,000	$410.00	12/16/2022	$11,655
SPDR S&P 500 ETF Trust	20	1,000,000	500.00	6/17/2022	1,540
SPDR S&P 500 ETF Trust	20	1,006,000	503.00	6/17/2022	1,620
SPDR S&P 500 ETF Trust	45	2,272,500	505.00	6/17/2022	3,195
SPDR S&P 500 ETF Trust	20	1,040,000	520.00	6/17/2022	420
SPDR S&P 500 ETF Trust	20	944,000	472.00	6/30/2022	16,860
SPDR S&P 500 ETF Trust	23	1,173,000	510.00	9/16/2022	7,061
SPDR S&P 500 ETF Trust	35	1,802,500	515.00	9/16/2022	8,400
SPDR S&P 500 ETF Trust	20	1,080,000	540.00	9/16/2022	1,600
SPDR S&P 500 ETF Trust	50	2,675,000	535.00	12/16/2022	13,500

TOTAL CALL OPTIONS WRITTEN (Premiums $100,672)					65,851

PUT OPTIONS WRITTEN - (0.70)% (continued)

	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value

Invesco QQQ Trust Unit Series 1	10	295,000	295.00	12/16/2022	10,400
SPDR S&P 500 ETF Trust	20	770,000	385.00	6/17/2022	6,840
SPDR S&P 500 ETF Trust	30	1,170,000	390.00	6/17/2022	12,000
SPDR S&P 500 ETF Trust	20	816,000	408.00	6/17/2022	11,800
SPDR S&P 500 ETF Trust	35	1,638,000	468.00	6/17/2022	79,783
SPDR S&P 500 ETF Trust	20	730,000	365.00	6/30/2022	5,460
SPDR S&P 500 ETF Trust	58	2,349,000	405.00	9/16/2022	72,500
SPDR S&P 500 ETF Trust	45	1,917,000	426.00	9/16/2022	69,525
SPDR S&P 500 ETF Trust	20	870,000	435.00	9/16/2022	36,280
SPDR S&P 500 ETF Trust	50	2,025,000	405.00	12/16/2022	85,650

TOTAL PUT OPTIONS WRITTEN (Premiums $705,131)					390,238

TOTAL OPTIONS WRITTEN (Premiums $805,803)					$456,089

[1]	Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

TFA QUANTITATIVE FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS - 69.70%	Shares	Value

Alternative Funds - 7.14%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	52,070	$2,639,428

Debt Funds - 14.12%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	36,736	3,679,478
SPDR Bloomberg 1-3 Month T-Bill ETF (a)	16,819	1,537,761
		5,217,239
Equity Funds - 48.44%
Direxion Daily Real Estate Bear 3X Shares (a)	4,430	155,227
FT Cboe Vest Fund of Buffer ETFs (a)	43,910	1,043,741
Invesco QQQ Trust Series 1	5,625	2,039,288
Invesco S&P 500 Equal Weight ETF	11,610	1,831,013
iShares Semiconductor ETF	4,488	2,124,081
iShares US Technology ETF	12,973	1,336,738
ProShares Ultra Dow30	7,550	556,812
ProShares Ultra QQQ (a)	11,950	859,444
ProShares Ultra S&P500	49,073	3,219,679
ProShares Ultra Technology (a)	15,662	783,570
Vanguard Mega Cap Growth ETF	12,299	2,895,185
Vanguard Total Stock Market ETF	4,600	1,047,282
		17,892,060

TOTAL EXCHANGE-TRADED FUNDS (Cost $26,292,305)		25,748,727

MUTUAL FUNDS - 8.26%

Equity Fund - 8.26%
Rydex Nasdaq 100 2X Strategy Fund	5,297	2,047,184
Rydex Russell 2000 2x Strategy Fund	5,490	1,002,470

TOTAL MUTUAL FUNDS (Cost $3,158,317)		3,049,654

SHORT-TERM INVESTMENTS - 24.78%
First American Treasury Obligations Fund - Institutional Class, 0.22% (b)	9,154,490	9,154,490

TOTAL SHORT-TERM INVESTMENTS (Cost $9,154,490)		9,154,490

TOTAL INVESTMENTS, AT VALUE (Cost $38,605,112) - 102.74%		$37,952,871

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.74)%		(1,013,214)

NET ASSETS - 100%		$36,939,657

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day effective yield at March 31, 2022, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

TFA MULTIDIMENTIONAL TACTICAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2022  (Unaudited)

COMMON STOCK - 77.87%	Shares	Value

Aerospace & Defense - 0.56%
Boeing Co. (a)	925	$177,138

Auto Manufacturers - 0.71%
Tesla, Inc. (a)	206	221,985

Banks - 0.56%
JPMorgan Chase & Co.	1,293	176,262

Beverages - 1.97%
Boston Beer Co., Inc. - Class A (a)	470	182,581
Constellation Brands, Inc. - Class A	1,903	438,299
		620,880
Biotechnology - 1.44%
BioMarin Pharmaceutical, Inc. (a)	5,880	453,348

Commercial Services - 1.41%
Automatic Data Processing, Inc.	1,952	444,158

Computers - 2.02%
Apple, Inc.	1,105	192,944
Fortinet, Inc. (a)	1,296	442,895
		635,839
Cosmetics & Personal Care - 1.25%
Estee Lauder Cos., Inc. - Class A	1,449	394,592

Distribution & Wholesale - 1.36%
Pool Corp.	1,013	428,347

Diversified Financial Services - 3.62%
Charles Schwab Corp.	6,350	535,369
Mastercard, Inc. - Class A	1,179	421,351
Visa, Inc., Class A	824	182,738
		1,139,458
Electric - 2.09%
NextEra Energy, Inc.	5,560	470,988
NRG Energy, Inc.	4,927	189,000
		659,988
Electronics - 1.37%
Honeywell International, Inc.	2,210	430,022

Energy - Alternate Sources - 1.53%
Enphase Energy, Inc. (a)	2,389	482,052

Entertainment - 1.45%
Caesars Entertainment, Inc. (a)	5,907	456,965

Environmental Control - 0.61%
Waste Management, Inc.	1,211	191,944

Healthcare - Products - 6.90%
ABIOMED, Inc. (a)	1,390	460,424
Align Technology, Inc. (a)	903	393,708
Quidel Corp. (a)	3,998	449,615
Repligen Corp. (a)	2,214	416,431
Thermo Fisher Scientific, Inc.	771	455,391
		2,175,569
Healthcare - Services - 3.40%
Anthem, Inc.	900	442,098
Humana, Inc.	438	190,604
UnitedHealth Group, Inc.	863	440,104
		1,072,806

TFA MULTIDIMENTIONAL TACTICAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2022  (Unaudited)

COMMON STOCK - 77.87% (continued)	Shares	Value

Internet - 7.14%
Alphabet, Inc. - Class A	152	$422,765
Amazon.com, Inc.	143	466,173
Etsy, Inc.	3,050	379,054
Meta Platforms, Inc. - Class A	1,965	436,937
Netflix, Inc.	1,042	390,323
Roku, Inc. - Class A	1,228	153,831
		2,249,083
Machinery-Diversified - 0.59%
Deere & Co.	447	185,711

Media - 3.30%
Charter Communications, Inc. - Class A (a)	755	411,868
Fox Corp. - Class B	12,302	446,316
Walt Disney Co. (a)	1,331	182,560
		1,040,744
Mining - 3.26%
Alcoa Corp.	6,480	583,394
Royal Gold, Inc.	3,150	445,032
		1,028,426
Miscellaneous Manufacturing - 1.27%
3M Co.	2,687	400,041

Office/Business Equipment - 1.14%
Zebra Technologies Corp. - Class A (a)	870	359,919

Oil & Gas - 6.16%
Chevron Corp.	1,149	187,092
Devon Energy Corp.	9,710	574,152
EOG Resources, Inc.	4,880	581,842
Marathon Oil Corp.	23,850	598,874
		1,941,960
Pharmaceuticals - 5.67%
AbbVie, Inc.	3,660	593,323
CVS Health Corp.	5,450	551,594
Merck & Co., Inc.	2,340	191,997
Sarepta Therapeutics, Inc. (a)	5,750	449,190
		1,786,104
Retail - 5.94%
Chipotle Mexican Grill, Inc. (a)	122	193,008
Costco Wholesale Corp.	591	340,327
Domino's Pizza, Inc.	997	405,789
McDonald's Corp.	1,800	445,104
Walmart, Inc.	3,283	488,904
		1,873,132
Semiconductors - 2.10%
Advanced Micro Devices, Inc. (a)	1	109
NVIDIA Corp.	698	190,456
ON Semiconductor Corp. (a)	7,536	471,829
		662,394

Software - 4.91%
Activision Blizzard, Inc.	2,420	193,866
Microsoft Corp.	1,449	446,741
MSCI, Inc.	528	265,521
Paychex, Inc.	1,480	201,976
Take-Two Interactive Software, Inc. (a)	2,850	438,159
		1,546,263

TFA MULTIDIMENTIONAL TACTICAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2022  (Unaudited)

COMMON STOCK - 77.87% (continued)	Shares	Value

Transportation - 2.73%
CSX Corp.	12,230	$458,014
Expeditors International of Washington, Inc.	3,891	401,396
		859,410
Water - 1.41%
American Water Works Co., Inc.	2,690	445,276

TOTAL COMMON STOCK (Cost $25,224,993)		24,539,816

EXCHANGE-TRADED FUNDS - 15.74%

Asset Allocation Funds - 1.43%
SPDR Bloomberg Convertible Securities ETF	5,868	451,543

Commodity Funds - 0.16%
SPDR Gold Shares (a)	284	51,305

Debt Funds - 14.15%
First Trust California Municipal High Income ETF	8,575	436,896
First Trust Long Duration Opportunities ETF	14,489	374,034
First Trust Low Duration Strategic Focus ETF	23,135	449,050
First Trust Preferred Securities and Income ETF	22,541	428,730
First Trust Tcw Unconstrained Plus Bond Etf	17,133	437,405
Invesco Taxable Municipal Bond	14,019	415,944
iShares 20+ Year Treasury Bond ETF	3,310	437,185
iShares 7-10 Year Treasury Bond ETF	1,703	183,021
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,700	447,478
iShares JP Morgan USD Emerging Markets Bond ETF	4,241	414,600
iShares Preferred & Income Securities ETF	11,959	435,547
		4,459,890

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,172,692)		4,962,738

SHORT-TERM INVESTMENTS - 6.90%
Fidelity Government Portfolio - Institutional Class, 0.12% (b)	2,035,093	2,035,093
First American Treasury Obligations Fund - Institutional Class, 0.22% (b)	138,652	138,652

TOTAL SHORT-TERM INVESTMENTS (Cost $2,173,745)		2,173,745

TOTAL INVESTMENTS, AT VALUE (Cost $32,571,430) - 100.51%		$31,676,299

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.51)%		(161,282)

NET ASSETS - 100%		$31,515,017

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at March 31, 2022, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

TFA ALPHAGEN GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2022  (Unaudited)

COMMON STOCK - 3.04%	Shares	Value

Computers - 0.50%
Accenture PLC - Class A - Ireland	410	$138,264
Apple, Inc.	810	141,434
		279,698
Diversified Financial Services - 0.25%
Nasdaq, Inc.	800	142,560

Healthcare - Products - 0.25%
Thermo Fisher Scientific, Inc.	240	141,756

Healthcare - Services - 0.26%
UnitedHealth Group, Inc.	290	147,891

Internet - 0.24%
Airbnb, Inc. - Class A (a)	800	137,408

Pharmaceuticals - 0.53%
Eli Lilly & Co.	590	168,958
Zoetis, Inc. - Class A	700	132,013
		300,971
Semiconductors - 0.27%
NVIDIA Corp.	560	152,802

Software - 0.48%
Adobe, Inc. (a)	280	127,574
Microsoft Corp.	460	141,823
		269,397
Transportation - 0.26%
JB Hunt Transport Services, Inc.	730	146,577

TOTAL COMMON STOCK (Cost $1,644,762)		1,719,060

EXCHANGE-TRADED FUNDS - 79.52%

Alternative Funds - 5.00%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	55,790	2,827,995

Debt Funds - 8.34%
iShares Short Treasury Bond ETF	15,200	1,675,800
iShares TIPS Bond ETF	17,030	2,121,427
Vanguard Long-Term Bond ETF	600	55,014
Vanguard Short-Term Bond ETF	1,200	93,480
Vanguard Total Bond Market ETF	7,800	620,412
Vanguard Total International Bond ETF	2,900	152,076
		4,718,209

TFA ALPHAGEN GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2022  (Unaudited)

EXCHANGE-TRADED FUNDS - 79.52% (continued)	Shares	Value

Equity Funds - 66.18%
Communication Services Select Sector SPDR Fund	3,640	$250,359
Consumer Discretionary Select Sector SPDR Fund	1,670	308,950
Consumer Staples Select Sector SPDR Fund	14,510	1,101,164
Energy Select Sector SPDR Fund	11,530	881,353
Financial Select Sector SPDR Fund	14,290	547,593
FT Cboe Vest Fund of Buffer ETFs (a)	240,100	5,707,177
Health Care Select Sector SPDR Fund	1,910	261,651
Industrial Select Sector SPDR Fund	2,240	230,675
Invesco QQQ Trust Series 1	900	326,286
Invesco S&P 500 Equal Weight ETF	12,050	1,900,406
iShares MSCI Canada ETF	24,050	967,051
iShares MSCI United Kingdom ETF	13,680	460,195
ProShares Ultra Dow30	22,820	1,682,975
ProShares Ultra QQQ (a)	47,010	3,380,959
ProShares Ultra S&P500	40,650	2,667,047
SPDR S&P 500 ETF Trust	6,200	2,800,168
Technology Select Sector SPDR Fund	5,940	944,044
VanEck Semiconductor ETF	500	134,895
Vanguard FTSE All-World ex-US ETF	34,800	2,004,132
Vanguard FTSE Emerging Markets ETF	20,500	945,665
Vanguard Growth ETF	3,260	937,576
Vanguard Large-Cap ETF	4,750	990,327
Vanguard Mid-Cap ETF	5,970	1,419,905
Vanguard Real Estate ETF	900	97,533
Vanguard Russell 2000 ETF	7,900	654,515
Vanguard Total Stock Market ETF	21,040	4,790,177
Vanguard Value ETF	7,180	1,061,060
		37,453,838

TOTAL EXCHANGE-TRADED FUNDS (Cost $45,260,266)		45,000,042

SHORT-TERM INVESTMENTS - 23.23%
Fidelity Government Portfolio - Institutional Class, 0.12% (b)
First American Treasury Obligations Fund - Institutional Class, 0.22% (b)	1,767	1,767
	13,144,797	13,144,797
TOTAL SHORT-TERM INVESTMENTS (Cost $13,146,564)		13,146,564

TOTAL INVESTMENTS, AT VALUE (Cost $60,051,592) - 105.79%		$59,865,666

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (5.79)%		(3,276,928)

NET ASSETS - 100%		$56,588,738

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at March 31, 2022, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the TFA Tactical Income Fund (fka Tactical Conservative Allocation Fund) (“Income Fund”), Tactical Moderate Allocation Fund (“Moderate Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”), TFA Multidimensional Tactical Fund (“Multidimensional Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”), each a diversified series of the Tactical Investment Series Trust (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are an investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to Tactical Fund Advisors, LLC (the “Adviser”) the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board. If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to oversight by the Board. The Adviser must use reasonable diligence in determining whether market quotations are readily available. If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available. Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks, exchange-traded funds/notes (“ETFs”/”ETNs”) and mutual funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2022 (Unaudited)(continued)

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by a Fund will not change.

Derivative instruments (put and call options) – Under normal circumstances, options are valued at the closing bid and ask quotations on the valuation date. On days when the closing market quotations are not considered to be reflective of fair value, options will be valued at the average of the bid and ask quotations on the valuation date. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of March 31, 2022, by major security type:

Income Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$14,001,216	$—	$—	$14,001,216
Short-Term Investments	6,781,952	—	—	6,781,952
Call Options Purchased	72,425	61,730	—	134,155
Total Assets	$20,855,593	$61,730	$—	$20,917,323

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2022 (Unaudited)(continued)

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$6,650	$—	$—	$6,650
Put Options Written	62,600	4,950	—	67,550
Total Liabilities	$69,250	$4,950	$—	$74,200

Moderate Fund
Financial Instruments – Assets

Security Classification (1)	Level 1		Level 2	Level 3	Totals
Common Stock (2)	$	,677,168	$—	$—	$677,168
Exchange-Traded Funds (2)		30,355,826	—	—	30,355,826
Short-Term Investments		1,532,107	—	—	1,532,107
Call Options Purchased		137,650	—	—	137,650
Put Options Purchased		14,500	—	—	14,500
Total Assets		$32,717,251	$—	$—	$32,717,251

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$17,310	$3,840	$—	$21,150
Put Options Written	27,550	30,310	—	57,860
Total Liabilities	$44,860	$34,150	$—	$79,010

Growth Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$5,484,493	$—	$—	$5,484,493
Exchange-Traded Funds (2)	42,823,668	—	—	42,823,668
Short-Term Investments	8,107,444	—	—	8,107,444
Call Options Purchased	441,615	527,793	—	969,408
Put Options Purchased	44,405	—	—	44,405
Total Assets	$56,901,625	$527,793	$—	$57,429,418

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$54,196	$11,655	$—	$65,851
Put Options Written	310,455	79,783	—	390,238
Total Liabilities	$364,651	$91,438	$—	$456,089

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2022 (Unaudited)(continued)

Quantitative Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$25,748,727	$—	$—	$25,748,727
Mutual Funds (2)	3,049,654	—	—	3,046,654
Short-Term Investments	9,154,490	—	—	9,154,490
Total Assets	$37,952,871	$—	$—	$37,952,871

Multidimensional Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$24,539,816	$—	$—	$24,539,816
Exchange-Traded Funds (2)	4,962,738	—	—	4,962,738
Short-Term Investments	2,173,745	—	—	2,173,745
Total Assets	$31,676,299	$—	$—	$31,676,299

AlphaGen Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$1,719,060	$—	$—	$1,719,060
Exchange-Traded Funds (2)	45,000,042	—	—	45,000,042
Short-Term Investments	13,146,564	—	—	13,146,564
Total Assets	$59,865,666	$—	$—	$59,865,666

(1)       As of and for the three month period ended March 31, 2022, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock, ETFs and mutual funds held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry and ETFs and mutual funds by investment type, please refer to the Schedules of Investments.

INVESTMENT RISKS

Equity Risk: The net asset value of the Funds will fluctuate based on changes in the value of its holdings in U.S. and foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Large Capitalization Risk: The Underlying Funds invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2022 (Unaudited)(continued)

Exchange-Traded Fund Risk: The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

Leverage Risk: The use of leverage by the funds or ETFs in which the Funds invest, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the funds’ gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the funds have invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Funds’ portfolios are likely to experience greater volatility over short-term periods.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Funds will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Funds will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Funds risk losing the entire premium invested if the value of the reference index or security is below (above) the call (put) strike at maturity.

Short Position Risk: The Funds may also take short positions, including shares of an ETF. A “short” position is, in effect, similar to a sale in which the Funds sell a security it does not own but, has borrowed in anticipation that the market price of the security will decline. The Funds must replace a short security position by purchasing it at the market price at the time of replacement. Therefore, the potential loss on a “short” position is unlimited.

Underlying Fund Risk: Other investment companies including mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

DERIVATIVE TRANSACTIONS

As of March 31, 2022, portfolio securities valued at $2,042,710, $984,200 and $6,866,699 were held in a segregated account by the custodian as collateral for options written by the Income Fund, Moderate Fund and Growth Fund, respectively.

As of March 31, 2022, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Income Fund:
Assets	Location	Equity Contracts
Call options purchased, at value	Investments, at value	$134,155
Total Assets		$134,155

Liabilities	Location	Equity Contracts
Call options written, at value	Options written, at value	$6,650
Put options written, at value	Options written, at value	67,550
Total Liabilities		$74,200

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2022 (Unaudited)(continued)

Moderate Fund:
Assets	Location	Equity Contracts
Call options purchased, at value	Investments, at value	$137,650
Put options purchased, at value	Investments, at value	14,500
Total Assets		$152,150

Liabilities	Location	Equity Contracts
Call options written, at value	Options written, at value	$21,150
Put options written, at value	Options written, at value	57,860
Total Liabilities		$79,010

Growth Fund:
Assets	Location	Equity Contracts
Call options purchased, at value	Investments, at value	$969,408
Put options purchased, at value	Investments, at value	44,405
Total Assets		$1,013,813

Liabilities	Location	Equity Contracts
Call options written, at value	Options written, at value	$65,851
Put options written, at value	Options written, at value	390,238
Total Liabilities		$456,089

There were no financial derivative instruments held by the Quantitative Fund, Multidimensional Fund or AlphaGen Growth Fund at March 31, 2022.

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds for the three month period ended March 31, 2022, are recorded in the following locations in the Statements of Operations:

Income Fund:
Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts
Call options purchased	Investments	$(148,344)
Call options written	Options written	26,549
Put options written	Options written	(62,827)
		$(184,622)

Net realized gain (loss) on:	Location	Total
Call options purchased	Investments	$(13,001)
Put options written	Options written	100,040
		$87,039

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2022 (Unaudited)(continued)

Moderate Fund:
Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts
Call options purchased	Investments	$(41,383)
Put options purchased	Investments	6,796
Call options written	Options written	17,519
Put options written	Options written	(2,575)
		$(19,643)

Net realized gain (loss) on:	Location	Total
Call options purchased	Investments	$(35,373)
Put options purchased	Investments	(7,687)
Call options written	Options written	7,829
Put options written	Options written	(22,466)
		$(57,697)

Growth Fund:
Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts
Call options purchased	Investments	$(434,797)
Put options purchased	Investments	13,383
Call options written	Options written	105,468
Put options written	Options written	(37,448)
		$(353,394)

Net realized gain (loss) on:	Location	Total
Call options purchased	Investments	$(107,779)
Put options purchased	Investments	(48,979)
Call options written	Options written	33,043
Put options written	Options written	193
		$(123,522)

For the three-month period ended March 31, 2022, the average month-end notional value of purchased and written option contracts for the Funds was as follow:

Fund:	Purchased Options	Written Options
Income Fund	$2,535,000	$3,446,000
Moderate Fund	2,848,500	3,774,500
Growth Fund	16,411,400	26,664,625

The primary risk category for all open options positions during the fiscal year was equity risk.

The Quantitative Fund, Multidimensional Fund or AlphaGen Growth Fund did not invest in any financial derivative instruments during the three month period ended March 31, 2022

The selling of written call options may tend to reduce the volatility of a Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit a Fund’s gain on the underlying securities. Written call options expose a Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2022 (Unaudited)(continued)

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) a Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were affected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were affected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of a Fund, and may also subject a Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within a Fund, which may include put options and call options, are subject to loss of value with the passage of time and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to each Fund since they are exchange traded.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on March 31, 2022 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Income Fund	$20,997,469	$93,455	$(247,801)	$(154,346)
Moderate Fund	33,960,066	329,429	(1,651,254)	(1,321,825)
Growth Fund	55,888,237	2,367,018	(1,281,926)	1,085,092
Quantitative Fund	38,605,112	226,762	(879,003)	(652,241)
Multidimensional Fund	32,571,430	781,641	(1,676,772)	(895,131)
AlphaGen Fund	60,051,592	789,979	(975,906)	(185,927)